Fair value - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	S/ 0	S/ 7,995,000
Transfers out of Level 2 into Level 1 of fair value hierarchy	19,763,000	42,195,000
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy	0	0
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy	S/ 0	S/ 0